Short-term Borrowings and Current Portion of Long-term Debt - Summary of Short-term Borrowings and Current Portion of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Borrowings [abstract]
Commercial paper	$ 1,128.4	₨ 82,499.1	₨ 68,189.2
Loans from banks/financial institutions	1,821.6	133,178.8	94,975.6
Inter-corporate deposits	13.0	950.0	460.0
Current portion of long-term debt (refer note 21)	2,890.0	211,289.5	191,324.2
Total	$ 5,853.0	₨ 427,917.4	₨ 354,949.0